Schedule of financial statements of reverse recapitalization (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 18, 2022	Dec. 06, 2021	Jul. 31, 2021	Jul. 31, 2022
Reverse Recapitalization
Funds held in 8i’s trust account	$ 87,074,185
Funds held in 8i’s operating cash account	248,499
Less: amount paid to redeem public shares of 8i’s ordinary shares	(60,839,550)
Less: payments of transaction costs incurred by 8i	(2,965,646)
Less: payments of forward purchase agreements	(21,892,527)
Less: repayments of promissory note – related party of 8i	(300,000)	$ (396,157)		$ (396,157)
Proceeds from the Reverse Recapitalization	1,324,961
Less: unpaid deferred underwriting fee	(2,113,125)
Less: unpaid transaction costs incurred by 8i	(382,600)
Less: payment and accrued expenses of transaction costs related to the Reverse Recapitalization	(1,305,580)
Add: non-cash net assets assumed from 8i	14,387,803
Net contributions from issuance of ordinary shares upon the Reverse Recapitalization	$ 11,911,459